Property Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 151,785		$ 156,096	$ 139,211
Accumulated depreciation	87,171		82,695	61,130
Depreciation and amortization expense	5,900	$ 6,200	25,000	21,275	$ 16,800
Reduction in property, plant and equipment	(64,614)		(73,401)	(78,081)
Reduction in finance lease obligations	(11,066)
Assets Under Finance Lease Obligations
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	22,200		26,200
Accumulated depreciation	$ 23,200		22,200
Assets Under Capital Lease Obligations
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			23,700	26,200
Accumulated depreciation			$ 22,200	$ 16,600
ASU 2016-02 adoption
Property, Plant and Equipment [Line Items]
Reduction in property, plant and equipment						$ 6,100
Accrued expenses and other current liabilities | ASU 2016-02 adoption
Property, Plant and Equipment [Line Items]
Reduction in finance lease obligations						$ 6,600